CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and fees on loans	$ 6,459	$ 5,971	$ 18,949	$ 17,656	$ 23,824	$ 22,726	$ 22,496
Interest-bearing deposits in other institutions	15	6	42	26	33	24	30
Federal funds sold	7	4	16	12	13	14	15
Taxable interest	235	341	865	1,115	1,467	1,896	2,514
Tax-exempt interest	687	809	2,227	2,373	3,160	3,127	3,044
Dividends on stock	17	20	74	70	98	87	79
Total interest and dividend income	7,420	7,151	22,173	21,252	28,595	27,874	28,178
Deposits	921	876	2,665	2,581	3,426	3,633	4,709
Short-term borrowings	49	30	288	100	194	148	178
Federal funds purchased							7
Other borrowings	14	20	47	66	83	118	166
Trust preferred securities	42	33	117	85	117	171	190
Total interest expense	1,026	959	3,117	2,832	3,820	4,070	5,250
Net interest income	6,394	6,192	19,056	18,420	24,775	23,804	22,928
Provision for loan losses	105	105	315	210	315	370	196
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	6,289	6,087	18,741	18,210	24,460	23,434	22,732
Service charges on deposit accounts	505	471	1,443	1,382	1,874	1,876	1,956
Investment securities gains, net		211	303	257	323	248	11
Earnings on bank-owned life insurance	101	101	297	262	624	276	280
Gain on sale of loans	129	113	322	286	329	237
Other income	242	212	694	679	894	951	898
Total noninterest income	977	1,108	3,059	2,866	4,044	3,588	3,145
Salaries and employee benefits	2,677	2,285	7,740	7,205	9,751	8,817	7,913
Occupancy expense	306	305	933	945	1,253	1,108	1,231
Equipment expense	221	249	700	706	944	963	950
Data processing costs	334	287	928	798	1,071	917	854
Ohio state franchise tax	186	75	448	225	300	342	618
Federal deposit insurance expense	132	120	396	352	472	449	516
Professional fees	547	229	1,057	825	1,247	1,086	1,174
Loss (gain) on other real estate owned	(49)	24	(52)	72	(48)	183	18
Advertising expense	206	195	604	586	721	488	445
Other real estate expense	97	116	299	449	611	387	410
Directors fees	102	98	330	343	451	403	403
Appraiser fees	114	97	334	327
ATM fees	102	89	296	295
Other expense	677	490	1,872	1,539	3,264	2,667	2,298
Total noninterest expense	5,662	4,669	15,915	14,697	20,077	17,850	16,870
Income before income taxes	1,604	2,526	5,885	6,379	8,427	9,172	9,007
Income taxes	261	544	1,129	1,264	1,562	1,992	1,979
NET INCOME	$ 1,343	$ 1,982	$ 4,756	$ 5,115	$ 6,865	$ 7,180	$ 7,028
EARNINGS PER SHARE
Basic (in Dollars per share)	$ 0.60	$ 0.96	$ 2.31	$ 2.49	$ 3.41	$ 3.52	$ 3.48
Diluted (in dollars per share)	$ 0.60	$ 0.96	$ 2.31	$ 2.47	3.39	3.50	3.47
DIVIDENDS DECLARED PER SHARE (in Dollars per share)					$ 1.07	$ 1.04	$ 1.04
Core Deposits [Member]
Core deposit intangible amortization	$ 10	$ 10	$ 30	$ 30	$ 40	$ 40	$ 40